Subsequent events (FY)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Subsequent Event [Abstract]
Subsequent events
18.	Subsequent events
NASDAQ Listing
On February 12, 2025, DevvStream Corp. received a notice from the Listing Qualifications staff of The Nasdaq Stock Market LLC (“Nasdaq”) that, because the closing bid price for the Company’s common stock had fallen below $1.00 per share for 30 consecutive trading days, the Company no longer complies with the minimum bid price requirement for continued listing on the Nasdaq Capital Market under Nasdaq Listing
Rule 5550(a)(2) because the closing bid price of the Company’s common stock for the prior 30 consecutive business days was lower than the minimum bid price requirement of $1.00 per share. The Company has 180 calendar days, or by August 13, 2025, to regain compliance with the minimum bid price requirement but could be eligible for an additional 180-day compliance period.
Issuance of shares
On March 17, 2025, the Company issued 166,667 shares in accordance with the ELOC Agreement with Helena I (Note 7) in satisfaction of the $125,000 commitment (Note 17) upon the effectiveness of the Helena I Registration Statement.
In March 2025, the Company issued 1,606,000 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $481,530.
Related Party Convertible Debt
On March 19, 2025, the Company received an additional advance of $218,000 into the Focus Impact Partners Convertible Debt (Note 9).
Executive Officer Equity Awards
On March 26, 2025, the Board approved an award of 305,867 restricted stock units and 400,000 stock options to officers of the Company.

DevvStream Holdings, Inc. [Member]
Subsequent Event [Abstract]
Subsequent events
14.	Subsequent events
Convertible Debt
Focus Impact Partners
On August 19, 2024, October 18, 2024, October 28, 2024, and November 1, 2024, the Company received additional proceeds of $41,500, $6,500, $7,650 and $12,000, from Focus Impact Partners, under the same terms as the Focus Impact Partners Convertible Debt (Note 6).
On November 13, 2024, Devvstream Corp issued (i) $3,000,000 of new 5.3% convertible notes to the Focus Impact Sponsor, and (ii) $982,150 of new 5.3% convertible notes to Focus Impact Partners (together, the “New Convertible Notes”), in exchange for the cancellation and conversion of a $3,000,000 convertible note previously issued by Focus Impact, the Focus Impact Partners Convertible Debt which totaled $637,150 (Note 6 and subsequent advances) and unpaid fees in the amount of $345,000 which were owed by Focus Impact to Focus Impact Partners. The New Convertible Notes have a maturity date of November 13, 2026. The principal loan amount and any accrued and unpaid interest under the New Convertible Notes are convertible into DevvStream Corp. common shares at the option of the holder at a 25% discount to the 20-day volume weighted average price of the DevvStream Corp. shares, subject to a floor of $0.867 per share.
In connection with the New Convertible Notes, the Company agreed (i) to grant the Secured Parties a first ranking security interest in all of the carbon credits and similar environmental assets held by the Company, presently existing or hereafter created or acquired, and (ii) to execute and deliver to the Secured Parties a security agreement evidencing the Secured Parties’ security interest (the “Security Agreement”). On December 18, 2024, the Company executed and delivered to the Secured Parties the Security Agreement.
Devvio and Environ
On November 12, 2024, the Company amended the Devvio Tranche and the Environn Tranche convertible debentures by extending the maturity date to May 30, 2025 (Note 6).
Conversion of Mandatory Convertible Debentures
On October 28, 2024, the Company issued 146,786 shares upon the conversion of the mandatorily convertible debt (Note 7). The warrants have not yet been issued as of the date of these financial statements.
Warrant Exercises
On October 29, 2024 the Company issued 600,000 shares for the exercise of 600,000 share purchase warrants, at an exercise price of CAD$0.20 per share.
De-SPAC Transaction
On November 6, 2024, the Company completed a business combination with Focus Impact (referred to as the “De-SPAC” transaction). Upon the completion of the business combination, Focus Impact was renamed DevvStream Corp. In conjunction with the closing of the De-SPAC, each of the DevvStream Holdings Inc. outstanding securities was exchanged for DevvStream Corp. securities on a 1 to 0.152934 basis and each of Focus Impact’s outstanding securities were converted into DevvStream Corp. securities on a 1 to 0.9692 basis. The former shareholders of DevvStream Holding Inc. and Focus Impact received 11,768,884 and 5,159,200 shares of DevvStream Corp., respectively. As such, immediately following the share exchange, former shareholders of DevvStream Holdings Inc. held the majority of the outstanding shares of the Combined Company (DevvStream Corp.), thereby resulting in the De-SPAC transaction being accounted for as a reverse merger of Focus Impact by DevvStream Holdings Inc. In conjunction with the transaction, DevvStream Corp. also issued the following securities:
•
22,699,984 warrants to the former shareholders of Focus Impact. Each warrant was initially exercisable into 0.9692 shares of DevvStream Corp at $11.86 until November 6, 2029, may be redeemed at the option of the Company and can be exercised on a cashless basis. These warrants contain a clause such that upon a successful business combination, the exercise price will be adjusted based on a specified formula as outlined in the warrant agreement. On December 6, 2024, DevvStream Corp. issued a notice under the warrant agreement notifying the warrant holders that the exercise price was adjusted to $1.52 per share of DevvStream Corp.;

•	199,064 warrants to the former shareholders of the DevvStream Holdings Inc. which are exercisable at CAD$1.31 until October 7, 2026;
•
586,497 options to the former shareholders of the DevvStream Holdings Inc. which have exercise prices between CAD$5.23 and CAD$7.26 and expiry dates ranging from January 17, 2028 to February 6, 2033; and

•	1,177,296 RSU’s to the former shareholders of the DevvStream Holdings Inc.
As of the issuance of these consolidated financial statements, the Company is in the process of gathering additional information to finalize the accounting for this acquisition, including the fair value of the assets acquired and liabilities assumed. The Company expects to provide a detailed acquisition note in its financial statements for the quarter ended January 31, 2025.
Shares Issued for Settlement of Payables
On September 5, 2024, the Company issued 104,379 shares to a consultant in settlement of accounts payable of $39,527 (CA$55,050).
During October 2024, the Company reached agreements with various vendors to settle approximately $5,900,000 of outstanding payables in exchange for shares of Devvstream Corp. as part of the closing of the business combination with Focus Impact. Concurrent with the closing of the De-SPAC Transaction, 1,187,538 Devvstream Corp. shares were issued in relation to the settlement of accounts payable.
On December 27, 2024, DevvStream Corp. issued 412,478 common shares to certain service providers as consideration for services provided.
Shares Issued for Carbon Credit Purchases
Between October 17, 2024 and October 28, 2024, the Company entered into multiple agreements to acquire carbon credits in return for DevvStream Corp shares once the De-SPAC Transaction was completed. On November 6, 2024, concurrent with the completion of the business combination, DevvStream Corp issued 3,249,876 common shares in consideration for these agreements. The agreements contain a mechanism whereby if the Company’s share price drops below 80%-90% of the respective purchase prices outlined in the agreements, in the next 12 to 18 months, the Company is obligated to issue additional shares to cover the shortfall.
Acquisition of Monroe Sequestration Partners (“MSP”)
On October 28, 2024, the Company entered into an agreement to acquire a 50% stake in MSPPIP in exchange for 2,000,000 shares of DevvStream Corp., to be issued upon the completion of the De-SPAC transaction. On November 6, 2024, concurrent with the completion of the business combination, DevvStream Corp issued the 2,000,000 common shares in consideration for 50% interest in MSP.
PIPE Financing
On October 29, 2024, Focus Impact entered into subscription agreements with various investors (“PIPE Shares”). The investors committed to purchase shares of Devvstream Corp. contingent upon the closing of the De-SPAC transaction. If the closing did not occur as expected, Focus Impact was required to return the subscription funds advanced. As part of this arrangement, the Focus Impact Sponsor transferred their Focus Impact Class A shares (“Sponsor Shares”) to the investors in advance of the De-SPAC transaction, representing a portion of the shares subscribed. As compensation, the Focus Impact Sponsor received replacement shares upon the closing of the De-SPAC transaction for an equal amount. The investors subscribed for a total of $2,250,000 and received 1,547,000 Sponsor Shares prior to the De-SPAC closing. On November 6, upon the closing of the De-SPAC, DevvStream Corp. issued an additional 194,808 PIPE Shares to the investors, which were the remaining shares not previously advanced, and 1,500,000 replacement shares to the Focus Impact Sponsor.
Strategic Consulting Agreement
On November 13, 2024, DevvStream Corp. entered into a strategic consulting agreement with Focus Impact Partners, pursuant to which the Focus Impact Partners will provide DevvStream Corp. with certain consulting services ( “Strategic Consulting Agreement”) in consideration of an annual consulting fee of $500,000, which will be payable in quarterly installments of $125,000 starting with an initial payment for the period beginning December 31, 2023. Fees due under the Strategic Consulting Agreement shall accrue and not be payable until (a) DevvStream Corp. has successfully raised $5,000,000 in outside debt and/or equity capital, cumulatively since the period beginning December 31, 2023 or (b) DevvStream Corp. has 2 or more consecutive quarters of positive cash flow from operations. DevvStream Corp. will pay the Focus Impact Partners additional consulting fees as to be mutually agreed consistent with market practice in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction.
In connection with signing of the Strategic Consulting Agreement, DevvStream Corp. issued 557,290 common shares. The Strategic Consulting Agreement has a term of three years unless terminated early with at least 120 days advance notice and will be automatically extended for successive one year periods at the end of each year unless either party provide a written notice of its desire not to automatically extend at least 120 days prior to the end of each year during the term of the Strategic Consulting Agreement.
Equity Line of Credit Purchase (“ELOC”) Agreement
On October 29, 2024, Focus Impact entered into the ELOC Agreement with Helena Global Investment Opportunities I Ltd (“Helena I”). Under the ELOC Agreement, DevvStream Corp. will have the right to issue and to sell to Helena I from time to time, up to $40,000,000 of DevvStream Corp. common shares following the closing of the De-SPAC Transaction and the effectiveness of the registration statement registering the DevvStream Corp. common shares being sold under the ELOC Agreement (the “Helena I Registration Statement”). As a commitment fee in connection with the execution of the ELOC Agreement, the Focus Impact Sponsor transferred 515,889 Sponsor Shares of Focus Impact to Helena I. As compensation, the Focus Impact Sponsor received 500,000 replacement shares of DevvStream Corp. upon closing of the De-SPAC transaction. Following the closing of the De-SPAC Transaction and the Helena I Registration Statement becoming effective, DevvStream Corp. will issue to Helena I common shares equal to $125,000 divided by the greater of (i) the lowest one-day VWAP during the five trading days immediately preceding the effectiveness date of such Registration Statement and (ii) $0.75.
NASDAQ Listing
On February 12, 2025, DevvStream Corp. received a notice from the Listing Qualifications staff of The Nasdaq Stock Market LLC (“Nasdaq”) that, because the closing bid price for the Company’s common stock had fallen below $1.00 per share for 30 consecutive trading days, the Company no longer complies with the minimum bid price requirement for continued listing on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) because the closing bid price of the Company’s common stock for the prior 30 consecutive business days was lower than the minimum bid price requirement of $1.00 per share. The Company has 180 calendar days, or by August 13, 2025, to regain compliance with the minimum bid price requirement but could be eligible for an additional 180-day compliance period.